CONDENSED STATEMENT OF STOCKHOLDERS' (DEFICIT) EQUITY (USD $)	3 Months Ended	9 Months Ended	12 Months Ended						17 Months Ended	89 Months Ended	98 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Sep. 30, 2013
Stock based compensation for services		$ 926,250	$ 722,811	$ 707,284	$ 249,286	$ 647,448	$ 1,131,218	$ 88,300	$ 9,700
Issuance of common shares pursuant to placement agent agreement			43,500
Warrants issued for services							480,400
Note discount arising from note conversion							475,391
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion					(3,340,421)		348,000
Reverse merger transaction - elimination of accumulated deficit							(120,648)
Reverse merger transaction -previously issued Laurier common stock							120,648
Warrants issues to placement agents in connection with private placement and for services					464,720
Stock issued in conversion of convertible securities		14,294
Issuance of stock dividend in connection with conversion of preferred stock				0
Grant of restricted shares				115,168
Stock option exercise (in shares)		0		0
Stock option exercise				6,480		2,600
Issuance of common shares in lieu of liquidated damages		913,510
Net loss	(3,679,337)	(15,918,055)	(14,387,782)	(7,909,113)	(4,023,026)	(6,936,705)	(12,913,566)	(3,359,697)	(370,893)	(49,900,782)	(65,818,837)
Ending Balance	(26,329,833)	(26,329,833)	(12,265,832)	1,355,639	8,435,820	1,575,751	7,862,408	(3,627,590)	(356,193)	(12,265,832)	(26,329,833)
Founders
Issuance of common shares									5,000
Private Placement
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770					13,509,510
Issuance of common shares							17,690,037
Notes Payable
Stock issued in conversion of convertible securities							4,278,518
PREFERRED
Stock issued in conversion of convertible securities				0
PREFERRED STOCK
Stock based compensation for services		0	0	0	0	0	0	0	0
Issuance of common shares pursuant to placement agent agreement (in shares)			0
Issuance of common shares pursuant to placement agent agreement			0
Warrants issued for services							0
Note discount arising from note conversion							0
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion					0		0
Reverse merger transaction - elimination of accumulated deficit							0
Reverse merger transaction -previously issued Laurier common stock (in shares)							0
Reverse merger transaction -previously issued Laurier common stock							0
Warrants issues to placement agents in connection with private placement and for services					0
Stock issued in conversion of convertible securities (in shares)		0
Stock issued in conversion of convertible securities		0
Issuance of stock dividend in connection with conversion of preferred stock (in shares)				0
Issuance of stock dividend in connection with conversion of preferred stock				0
Grant of restricted shares (in shares)				0
Grant of restricted shares				0
Stock option exercise (in shares)				0		0
Stock option exercise				0		0
Issuance of common shares in lieu of liquidated damages (in shares)		0
Issuance of common shares in lieu of liquidated damages		0
Net loss		0	0	0	0			0	0
Ending Balance (in shares)	0	0	0	0	1,909,250	0	0	0	0	0	0
Ending Balance	0	0	0	0	1,527	0	0	0	0	0	0
PREFERRED STOCK | Founders
Issuance of common shares (in shares)									0
Issuance of common shares									0
PREFERRED STOCK | Private Placement
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770 (in shares)					1,909,250
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770					1,527
Issuance of common shares (in shares)							0
Issuance of common shares							0
PREFERRED STOCK | Notes Payable
Stock issued in conversion of convertible securities (in shares)							0
Stock issued in conversion of convertible securities							0
PREFERRED STOCK | PREFERRED
Stock issued in conversion of convertible securities (in shares)				(1,909,250)
Stock issued in conversion of convertible securities				(1,527)
COMMON STOCK
Stock based compensation for services		0	0	0	0	0	0	0	0
Issuance of common shares pursuant to placement agent agreement (in shares)			7,500
Issuance of common shares pursuant to placement agent agreement			6
Warrants issued for services							0
Note discount arising from note conversion							0
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion					0		0
Reverse merger transaction - elimination of accumulated deficit							0
Reverse merger transaction -previously issued Laurier common stock (in shares)							137,525
Reverse merger transaction -previously issued Laurier common stock							110
Warrants issues to placement agents in connection with private placement and for services					0
Stock issued in conversion of convertible securities (in shares)		5,956
Stock issued in conversion of convertible securities		5
Issuance of stock dividend in connection with conversion of preferred stock (in shares)				39,884
Issuance of stock dividend in connection with conversion of preferred stock				32
Grant of restricted shares (in shares)				31,250
Grant of restricted shares				0
Stock option exercise (in shares)				6,231		2,500
Stock option exercise				5		2
Issuance of common shares in lieu of liquidated damages (in shares)		380,627
Issuance of common shares in lieu of liquidated damages		305
Net loss		0	0	0	0			0	0
Ending Balance (in shares)	4,932,200	4,932,200	4,545,618	4,538,118	2,551,503	2,551,503	2,549,003	1,246,100	1,246,100	4,545,618	4,932,200
Ending Balance	3,921	3,921	3,611	3,605	2,041	2,041	2,039	997	997	3,611	3,921
COMMON STOCK | Founders
Issuance of common shares (in shares)									1,246,100
Issuance of common shares									997
COMMON STOCK | Private Placement
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770 (in shares)					0
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770					0
Issuance of common shares (in shares)							920,086
Issuance of common shares							736
COMMON STOCK | Notes Payable
Stock issued in conversion of convertible securities (in shares)							245,292
Stock issued in conversion of convertible securities							196
COMMON STOCK | PREFERRED
Stock issued in conversion of convertible securities (in shares)				1,909,250
Stock issued in conversion of convertible securities				1,527
Additional paid-in capital
Stock based compensation for services		926,250	722,811	707,284	249,286	647,448	1,131,218	88,300	9,700
Issuance of common shares pursuant to placement agent agreement			43,494
Warrants issued for services							480,400
Note discount arising from note conversion							475,391
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion					(3,340,421)		348,000
Reverse merger transaction - elimination of accumulated deficit							(120,648)
Reverse merger transaction -previously issued Laurier common stock							120,538
Warrants issues to placement agents in connection with private placement and for services					464,720
Stock issued in conversion of convertible securities		14,289
Issuance of stock dividend in connection with conversion of preferred stock				(32)
Grant of restricted shares				115,168
Stock option exercise				6,475		2,598
Issuance of common shares in lieu of liquidated damages		913,205
Net loss		0	0	0	0			0	0
Ending Balance	39,485,083	39,485,083	37,631,339	36,865,034	36,036,139	25,154,571	24,504,525	102,003	13,703	37,631,339	39,485,083
Additional paid-in capital | Founders
Issuance of common shares									4,003
Additional paid-in capital | Private Placement
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770					13,507,983
Issuance of common shares							17,689,301
Additional paid-in capital | Notes Payable
Stock issued in conversion of convertible securities							4,278,322
Additional paid-in capital | PREFERRED
Stock issued in conversion of convertible securities				0
Deficit accumulated during the development stage
Stock based compensation for services		0	0	0	0	0	0	0	0
Issuance of common shares pursuant to placement agent agreement			0
Warrants issued for services							0
Note discount arising from note conversion							0
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion					0		0
Reverse merger transaction - elimination of accumulated deficit							0
Reverse merger transaction -previously issued Laurier common stock							0
Warrants issues to placement agents in connection with private placement and for services					0
Stock issued in conversion of convertible securities		0
Issuance of stock dividend in connection with conversion of preferred stock				0
Grant of restricted shares				0
Stock option exercise				0		0
Issuance of common shares in lieu of liquidated damages		0
Net loss		(15,918,055)	(14,387,782)	(7,909,113)	(4,023,026)	(6,936,705)	(12,913,566)	(3,359,697)	(370,893)
Ending Balance	(65,818,837)	(65,818,837)	(49,900,782)	(35,513,000)	(27,603,887)	(23,580,861)	(16,644,156)	(3,730,590)	(370,893)	(49,900,782)	(65,818,837)
Deficit accumulated during the development stage | Founders
Issuance of common shares									0
Deficit accumulated during the development stage | Private Placement
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770					0
Issuance of common shares							0
Deficit accumulated during the development stage | Notes Payable
Stock issued in conversion of convertible securities							0
Deficit accumulated during the development stage | PREFERRED
Stock issued in conversion of convertible securities				$ 0